Related-Party Transactions Advisor Fees (FY) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			23 Months Ended	32 Months Ended
	Oct. 03, 2017	Oct. 03, 2017	Sep. 19, 2017	Mar. 31, 2017	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2017	Aug. 31, 2017
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party						$ 5,454	$ 0	$ 0
Advisory Agreement
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 6,165		20,301	26,232	11,776
Accounts payable, related parties							2,022
Advisory Agreement | Acquisition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		0.85%								1.00%
Related party transaction, expenses from transactions with related party				148		1,344	2,342	1,247
Accounts payable, related parties							0
Advisory Agreement | Acquisition Expenses
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				30		583	464	208
Accounts payable, related parties							29
Advisory Agreement | Asset Management Fees
Related Party Transaction [Line Items]
Related party transaction, rate	0.85%		0.85%		1.00%				1.00%
Related party transaction, expenses from transactions with related party				5,089		15,573	19,239	4,601
Accounts payable, related parties							1,687
Advisory Agreement | OP Unit Distribution
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				460		1,373	1,866	1,820
Accounts payable, related parties							158
Advisory Agreement | Class B Unit Distribution
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party				$ 438		1,409	1,576	625
Accounts payable, related parties							148
Advisory Agreement | Financing Fees
Related Party Transaction [Line Items]
Related party transaction, rate										0.75%
Related party transaction, expenses from transactions with related party						0	0	3,228
Accounts payable, related parties							0
Advisory Agreement | Disposition Fees
Related Party Transaction [Line Items]
Related party transaction, rate		1.70%								2.00%
Related party transaction, expenses from transactions with related party						$ 19	745	$ 47
Accounts payable, related parties							$ 0